PGIM Laddered Nasdaq-100 Buffer 12 ETF Annual Fund Operating Expenses - PGIM Laddered Nasdaq-100 Buffer 12 ETF - No Share Class	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.50%